As filed with the Securities and Exchange Commission on March 19, 2020

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 93

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 95

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3300

SHEELYN MICHAEL

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.
SHEARMAN & STERLING LLP
599 LEXINGTON AVENUE
NEW YORK, NY 10022

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 19th day of March, 2020.

FIRST EAGLE FUNDS

By:	/s/ MEHDI MAHMUD

MEHDI MAHMUD PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	March 19, 2020
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	March 19, 2020
(JOHN P. ARNHOLD)

/s/ CANDACE K. BEINECKE*	Trustee	March 19, 2020
(CANDACE K. BEINECKE)

/s/ PETER W. DAVIDSON*	Trustee	March 19, 2020
(PETER W. DAVIDSON)

/s/ JEAN D. HAMILTON*	Trustee	March 19, 2020
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	March 19, 2020
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	March 19, 2020
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	March 19, 2020
(PAUL J. LAWLER)

/s/ MEHDI MAHMUD	Trustee	March 19, 2020
(MEHDI MAHMUD)

/s/ JOSEPH MALONE*	Chief Financial Officer	March 19, 2020
(JOSEPH MALONE)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney

SIGNATURES

First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd. and First Eagle Gold Cayman Fund, Ltd. has duly cause this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, as of the 19th day of March, 2020.

FIRST EAGLE GLOBAL CAYMAN FUND, LTD.
FIRST EAGLE OVERSEAS CAYMAN FUND, LTD.
FIRST EAGLE U.S. VALUE CAYMAN FUND, LTD.
FIRST EAGLE GOLD CAYMAN FUND, LTD.

SIGNATURE	CAPACITY	DATE

/s/ PETER HUBER*	Director	March 19, 2020
(PETER HUBER)

/s/ GLENN MITCHELL*	Director	March 19, 2020
(GLENN MITCHELL)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase